Shareholder Report, Average Annual Return (Details) 196216_Oaktree Emerging Markets Equity Fund_Class A_TSR SemiAnnual {Class A}	6 Months Ended	12 Months Ended	50 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent		32.04%	12.50%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent		38.61%	13.85%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent		43.51%	16.79%